Eaton Vance
Floating-Rate Advantage Fund
January 31, 2025 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2025, the value of the Fund’s investment in the Portfolio was $5,862,742,128 and the Fund owned 93.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.4%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 7.655%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,500,125
Series 2018-1A, Class E, 10.555%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	3,000,150
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.474%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,500	2,507,190
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.533%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,728,382
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,018,759
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.155%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,518,190
Series 2018-1A, Class C, 7.164%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,522,886
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.505%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,600,827
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.155%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,322,064
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 9.222%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	3,007,515
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.22%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,015,097
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.414%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,046,269
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.449%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,520,362
Series 2018-1A, Class D, 10.199%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,530,782
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 7.155%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	5,005,805
Series 2015-3A, Class DR, 9.955%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,942,667
Series 2016-3A, Class DR, 7.885%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,504,470
Series 2016-3A, Class ER, 10.735%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,480,595
Series 2018-1A, Class D, 7.599%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,487,610
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO Ltd.: (continued)
Series 2018-1A, Class E, 10.499%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	$2,000	$ 1,885,650
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.395%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,229,731
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,039,273
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,975,880
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.613%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,512,140
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.392%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,349,687
Series 2023-21A, Class D, 9.743%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,569,704
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.264%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,898,951
Series 2016-1A, Class ER, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	4,015,920
Series 2016-2A, Class ER, 10.564%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,522,081
Series 2018-1A, Class D, 7.464%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,010,404
Series 2018-1A, Class E, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,758,706
Series 2019-1A, Class ERR, 11.802%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,475,807
Series 2019-2A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,500,075
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.349%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,039,755
Series C17A, Class DR, 10.549%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,501,169
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.049%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,514,510
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,507,557
Series 2014-3RA, Class C, 7.512%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,004,304
Series 2014-3RA, Class D, 9.962%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,151,675
Series 2014-4RA, Class C, 7.464%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,764,732
Series 2014-4RA, Class D, 10.214%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,498,875

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.902%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$3,000	$ 3,022,647
Series 2021-7A, Class D, 10.814%, (3 mo. SOFR + 6.512%), 10/15/35(1)(2)	250	252,393
Series 2022-6A, Class DR, 9.05%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,868,124
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.155%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,012,378
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.703%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	755,957
Series 2022-4A, Class D, 7.858%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,765,747
Crown City CLO I, Series 2020-1A, Class DR, 11.555%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	248,122
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.414%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,503,992
Series 2018-55A, Class E, 9.964%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,989,454
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.164%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,022,750
Series 2015-41A, Class ER, 9.864%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,195,634
Series 2016-42A, Class D1AR, 7.602%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,537,935
Series 2016-42A, Class ERR, 10.802%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,559,405
Empower CLO Ltd., Series 2023-2A, Class D, 9.702%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,048,908
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 8.365%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	2,012,144
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.255%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,272,594
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.372%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,541,947
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.489%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,984,834
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.955%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,011,787
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 7.652%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	2,011,104
Security	Principal Amount (000's omitted)	Value
ICG U.S. CLO Ltd.: (continued)
Series 2018-2A, Class E, 10.302%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	$3,000	$ 2,918,193
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.693%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,595,133
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,507,795
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.902%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	770,558
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.533%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,012,416
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	3,008,316
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.80%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,619,737
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,017,372
Series 2021-2A, Class E, 10.914%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,208
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.258%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,264,886
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.814%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	758,253
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.064%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,056,384
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.514%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,847,255
Regatta XV Funding Ltd., Series 2018-4A, Class D, 11.062%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,883,061
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.455%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,534,794
Series 2016-1A, Class DR, 10.455%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,130,576
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 7.755%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,512,003
Series 2018-9A, Class D, 10.805%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,457,604

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 10.555%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	$3,250	$ 3,258,232
Series 2015-3A, Class CR, 7.705%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,512,003
Series 2015-3A, Class DR, 10.755%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,323,692
Series 2016-3A, Class CR, 7.805%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,005,860
Series 2016-3A, Class DR, 10.635%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,295,039
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.664%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,038,317
Total Asset-Backed Securities (identified cost $216,135,919)		$ 216,940,874

Common Stocks — 1.2%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 2,794,442
Phoenix Services International LLC(4)(5)	291,132	1,164,528
Phoenix Services International LLC(4)(5)	26,562	106,248
		$ 4,065,218
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 726,912
		$ 726,912
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	$ 23,349,877
		$ 23,349,877
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 1,515,570
		$ 1,515,570
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 2,878,896
		$ 2,878,896
Security	Shares	Value
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	3,522,456
Envision Parent, Inc.(4)(5)	953,838	11,326,826
		$ 14,849,282
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 13,669,490
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,669,490
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 80,568
		$ 80,568
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	60,861	$ 4,835,406
		$ 4,835,406
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	107,065	10,512,442
		$ 10,533,732
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $111,484,313)		$ 76,504,951

Corporate Bonds — 9.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,443,581
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,897,556
6.875%, 12/15/30(1)	15,000	15,378,150
		$ 21,719,287
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$8,042	$ 8,042,577
5.75%, 4/20/29(1)	14,475	14,449,599
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,980,511
4.625%, 4/15/29(1)	5,050	4,851,738
		$ 32,324,425
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,141,578
		$ 5,141,578
Automotive — 0.0%(6)
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 659,142
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	1,983	1,983,853
		$ 2,642,995
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$5,425	$ 5,493,849
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	2,500	2,667,427
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,095,180
		$ 9,256,456
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 17,867,960
4.625%, 6/1/28(1)	20,575	19,658,598
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	4,175	4,188,375
		$ 41,714,933
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$14,500	$ 14,585,884
		$ 14,585,884
Chemicals — 0.5%
INEOS Finance PLC, 7.50%, 4/15/29(1)	$9,075	$ 9,265,711
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	10,050	9,536,709
7.125%, 10/1/27(1)	1,075	1,091,422
9.75%, 11/15/28(1)	11,400	12,083,635
		$ 31,977,477
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$10,450	$ 8,916,546
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	6,525	6,759,898
		$ 15,676,444
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,400,348
		$ 12,400,348
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$6,325	$ 6,339,876
4.375%, 10/15/28(1)	6,350	6,374,130
		$ 12,714,006
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$3,350	$ 3,488,264
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,913,328
		$ 9,401,592
Diversified Telecommunication Services — 0.9%
Altice France SA:
5.125%, 1/15/29(1)	$1,600	$ 1,278,168
5.125%, 7/15/29(1)	20,275	16,155,506

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Altice France SA: (continued)
8.125%, 2/1/27(1)	$22,500	$ 18,907,155
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,175	12,633,449
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,769,299
		$ 55,743,577
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,581,930
		$ 9,581,930
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 14,986,311
		$ 14,986,311
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 6,303,504
		$ 6,303,504
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,343,987
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	662	663,457
		$ 6,007,444
Health Care — 0.7%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,048,210
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	19,752,101
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,160,832
		$ 41,961,143
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 30,537,564
		$ 30,537,564
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,764,052
		$ 4,764,052
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 677,806
7.00%, 1/15/31(1)	5,250	5,346,440
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$12,350	$ 12,500,645
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,884,479
		$ 33,409,370
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$7,725	$ 7,344,703
		$ 7,344,703
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,475	$ 3,495,297
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,481,215
		$ 23,976,512
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 11,766,029
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,897,980
		$ 16,664,009
Media — 0.0%(6)
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	$1,101	$ 969,284
		$ 969,284
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$12,175	$ 12,191,193
		$ 12,191,193
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,281,171
		$ 3,281,171
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,559,287
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,861,691
		$ 13,420,978
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,400,652
		$ 6,400,652

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,376,558
9.00%, 9/30/29(1)	5,100	5,227,102
GoTo Group, Inc., 5.50%, 5/1/28(1)	3,197	2,797,375
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,752,877
		$ 39,153,912
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 9,973,547
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,484,816
		$ 19,458,363
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,794,621
		$ 3,794,621
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$7,339	$ 7,325,335
		$ 7,325,335
Total Corporate Bonds (identified cost $576,127,501)		$ 566,831,053

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Fixed-Income Funds — 0.3%
Eaton Vance Floating-Rate ETF	357,500	$ 17,999,446
Total Exchange-Traded Funds (identified cost $18,073,550)		$ 17,999,446

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	109,603	$ 2,877,078
Series G1(4)	75,723	1,987,729
Total Preferred Stocks (identified cost $3,799,183)		$ 4,864,807

Senior Floating-Rate Loans — 107.7%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 7,829,945
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31		17,354	17,435,236
Term Loan, 12/11/31(8)		1,446	1,452,936
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(9)		8,325	8,366,625
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(10)		1,184	944,625
Novaria Holdings LLC, Term Loan, 8.412%, (SOFR + 4.00%), 6/6/31		3,167	3,198,733
TransDigm, Inc.:
Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31		26,757	26,887,740
Term Loan, 7.079%, (SOFR + 2.75%), 3/22/30		32,144	32,306,958
			$ 98,422,798
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30		8,025	$ 8,072,147
			$ 8,072,147
Airlines — 0.7%
American Airlines, Inc., Term Loan, 9.305%, (SOFR + 4.75%), 4/20/28		44,746	$ 45,890,818
			$ 45,890,818
Apparel & Luxury Goods — 1.0%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.56%, (SOFR + 2.25%), 12/21/28		5,193	$ 5,223,739
Term Loan, 12/21/28(9)		4,083	4,107,221
Gloves Buyer, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 12/29/27		31,879	31,862,891
Hanesbrands, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 3/8/30		2,173	2,197,804
Varsity Brands, Inc., Term Loan, 8.271%, (SOFR + 3.75%), 8/26/31		16,595	16,648,527
			$ 60,040,182
Auto Components — 2.1%
Adient U.S. LLC, Term Loan, 6.562%, (SOFR + 2.25%), 1/31/31		19,093	$ 19,188,111

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Autokiniton U.S. Holdings, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 4/6/28		22,605	$ 22,616,859
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(11)	EUR	2,236	2,321,719
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30		499	498,937
Term Loan, 1/28/32(9)		15,500	15,551,693
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	4,722,461
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	6,935,298
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		10,097	9,688,150
Garrett LX I SARL, Term Loan, 6.541%, (SOFR + 2.25%), 1/17/32		6,192	6,199,740
LSF12 Badger Bidco LLC, Term Loan, 10.312%, (SOFR + 6.00%), 8/30/30		3,960	3,935,250
LTI Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 7/19/29		22,169	22,286,270
RealTruck Group, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 1/31/28		11,226	10,878,458
Term Loan, 9.426%, (SOFR + 5.00%), 1/31/28		8,883	8,905,082
			$ 133,728,028
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 1/22/31		34,745	$ 34,813,141
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		22,213	21,518,899
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		1,477	1,457,834
			$ 57,789,874
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27		3,361	$ 3,291,633
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28		12,846	7,450,611
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28		7,155	4,051,253
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28		14,558	1,795,499
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28		36,608	36,827,545
			$ 53,416,541
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 10/13/28		18,688	$ 18,799,307
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Grifols Worldwide Operations USA, Inc., Term Loan, 6.462%, (SOFR + 2.00%), 11/15/27		6,310	$ 6,282,650
			$ 25,081,957
Building Products — 1.4%
Cornerstone Building Brands, Inc., Term Loan, 7.656%, (SOFR + 3.25%), 4/12/28		17,737	$ 16,941,689
CPG International, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 9/19/31		9,152	9,203,589
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31		6,600	6,611,913
LHS Borrower LLC, Term Loan, 9.162%, (SOFR + 4.75%), 2/16/29		7,611	7,314,432
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.587%, (SOFR + 4.25%), 12/2/31		25,575	25,633,567
MI Windows & Doors LLC, Term Loan, 7.312%, (SOFR + 3.00%), 3/28/31		11,592	11,702,277
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		4,970	4,960,634
Sport Group Holding GmbH, Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,770,194
Standard Industries, Inc., Term Loan, 6.05%, (SOFR + 1.75%), 9/22/28		4,399	4,418,241
			$ 88,556,536
Capital Markets — 4.5%
Advisor Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/17/28		25,118	$ 25,273,998
AllSpring Buyer LLC, Term Loan, 7.375%, (SOFR + 3.00%), 11/1/30		8,146	8,183,154
Aretec Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/9/30		28,046	28,212,503
Brookfield Property REIT, Inc., Term Loan, 6.912%, (SOFR + 2.50%), 8/27/25		4,318	4,325,470
CeramTec AcquiCo GmbH, Term Loan, 6.412%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	15,049,941
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		10,295	10,421,914
Clipper Acquisitions Corp., Term Loan, 6.19%, (SOFR + 1.75%), 3/3/28		3,135	3,128,422
Edelman Financial Center LLC, Term Loan, 7.312%, (SOFR + 3.00%), 4/7/28		18,113	18,273,346
EIG Management Co. LLC, Term Loan, 9.302%, (SOFR + 5.00%), 5/17/29		5,555	5,582,461
FinCo I LLC, Term Loan, 6.562%, (SOFR + 2.25%), 6/27/29		16,121	16,226,691
Focus Financial Partners LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/15/31		15,000	15,044,550

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Franklin Square Holdings LP, Term Loan, 6.562%, (SOFR + 2.25%), 4/25/31		13,134	$ 13,232,505
Guggenheim Partners LLC, Term Loan, 6.829%, (SOFR + 2.50%), 11/21/31		38,902	39,149,241
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		12,627	12,664,094
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31		9,379	9,402,447
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28		17,273	17,354,178
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30		7,855	7,953,504
Press Ganey Holdings, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 4/30/31		15,195	15,252,263
Victory Capital Holdings, Inc.:
Term Loan, 6.638%, (SOFR + 2.25%), 7/1/26		12,800	12,835,653
Term Loan, 6.638%, (SOFR + 2.25%), 12/29/28		5,639	5,675,116
			$ 283,241,451
Chemicals — 5.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.079%, (SOFR + 1.75%), 12/20/29		19,614	$ 19,716,058
Charter NEX U.S., Inc., Term Loan, 7.326%, (SOFR + 3.00%), 11/29/30		4,987	5,025,837
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29		7,656	7,682,952
ECO Services Operations Corp., Term Loan, 6.291%, (SOFR + 2.00%), 6/12/31		30,336	30,481,682
Gemini HDPE LLC, Term Loan, 7.552%, (SOFR + 3.00%), 12/31/27		5,328	5,335,176
GEON Performance Solutions LLC, Term Loan, 8.84%, (SOFR + 4.25%), 8/18/28		7,527	7,550,848
Groupe Solmax, Inc., Term Loan, 9.264%, (SOFR + 4.75%), 5/29/28(11)		15,263	14,109,080
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		27,351	27,436,793
INEOS Finance PLC, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	7,846	8,152,297
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,239,624
Term Loan, 8.162%, (SOFR + 3.75%), 3/14/30		6,033	6,052,009
INEOS U.S. Finance LLC:
Term Loan, 6.912%, (SOFR + 2.50%), 11/8/28		6,682	6,680,503
Term Loan, 7.312%, (SOFR + 3.00%), 2/7/31		13,715	13,730,316
Term Loan, 7.562%, (SOFR + 3.25%), 2/18/30		14,435	14,453,553
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Lonza Group AG:
Term Loan, 6.608%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	7,575	$ 7,724,402
Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		9,297	9,089,182
Momentive Performance Materials, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 3/29/28		15,919	16,104,779
Nobian Finance BV, Term Loan, 7/2/29(9)	EUR	500	522,165
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		9,455	9,485,043
Orion Engineered Carbons GmbH, Term Loan, 5.083%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,297,295
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		6,600	6,638,511
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	14,725	14,792,183
Term Loan, 9.80%, (SOFR + 5.50%), 1/31/29		17,132	16,639,780
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30		15,509	15,012,135
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29		21,663	21,726,917
Term Loan, 6.821%, (SOFR + 2.50%), 9/18/31(11)		12,836	12,881,722
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28		22,727	22,942,688
			$ 325,503,530
Commercial Services & Supplies — 2.2%
Albion Financing 3 SARL:
Term Loan, 8.80%, (SOFR + 4.25%), 8/16/29		23,942	$ 24,163,248
Term Loan, 8/16/29(9)		5,000	5,046,100
Belfor Holdings, Inc., Term Loan, 7.302%, (SOFR + 3.00%), 11/1/30		7,850	7,958,113
EnergySolutions LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/20/30		14,338	14,409,196
Flame Newco LLC, Term Loan, 10.412%, (SOFR + 6.10%), 6/30/28		3,639	3,566,005
Foundever Group, Term Loan, 6.48%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	3,315,915
Foundever Worldwide Corp., Term Loan, 8.206%, (SOFR + 3.75%), 8/28/28		15,712	10,969,230
Garda World Security Corp., Term Loan, 2/1/29(9)		486	488,594
GFL Environmental, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31		12,095	12,109,624
Harsco Corp., Term Loan, 6.676%, (SOFR + 2.25%), 3/10/28		1,284	1,283,904
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30		9,281	9,368,262

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 12.073%, (SOFR + 7.50%), 6/30/28		10,863	$ 10,831,225
Prime Security Services Borrower LLC, Term Loan, 6.326%, (SOFR + 2.00%), 10/13/30		11,945	11,986,094
Tempo Acquisition LLC, Term Loan, 6.062%, (SOFR + 1.75%), 8/31/28		3,408	3,411,221
TMF Group Holding BV, Term Loan, 7.046%, (SOFR + 2.75%), 5/3/28		7,686	7,740,334
TruGreen LP, Term Loan, 8.412%, (SOFR + 4.00%), 11/2/27		9,213	8,969,900
			$ 135,616,965
Construction Materials — 1.2%
Construction Partners, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 11/3/31		6,525	$ 6,548,099
Quikrete Holdings, Inc.:
Term Loan, 6.562%, (SOFR + 2.25%), 3/19/29		13,285	13,334,822
Term Loan, 6.812%, (SOFR + 2.50%), 4/14/31		20,157	20,208,361
Term Loan, 2/10/32(9)		22,075	22,212,969
Star Holding LLC, Term Loan, 8.812%, (SOFR + 4.50%), 7/31/31		13,865	13,868,994
			$ 76,173,245
Consumer Staples Distribution & Retail — 0.7%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29		5,305	$ 4,743,356
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 9/29/28	EUR	7,550	7,883,557
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		18,825	18,947,362
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		14,515	14,612,057
			$ 46,186,332
Containers & Packaging — 1.4%
Altium Packaging LLC, Term Loan, 6.812%, (SOFR + 2.50%), 6/11/31		8,922	$ 8,916,310
Berlin Packaging LLC, Term Loan, 7.836%, (SOFR + 3.50%), 6/7/31(11)		18,534	18,664,372
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.487%, (SOFR + 3.18%), 4/13/29		36,957	37,095,968
Pregis TopCo Corp.:
Term Loan, 8.312%, (SOFR + 4.00%), 7/31/26		2,304	2,321,260
Term Loan, 8.426%, (SOFR + 4.00%), 7/31/26		1,596	1,609,681
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		1,719	1,156,065
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		7,100	$ 1,704,000
Proampac PG Borrower LLC, Term Loan, 8.39%, (SOFR + 4.00%), 9/15/28		16,462	16,519,817
			$ 87,987,473
Distributors — 0.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.412%, (SOFR + 4.00%), 3/25/31		19,574	$ 19,703,901
Parts Europe SA, Term Loan, 5.954%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	19,225	20,144,958
Phillips Feed Service, Inc., Term Loan, 11.412%, (SOFR + 7.00%), 11/13/26(3)		531	320,141
Rubix Group Midco 3 Ltd., Term Loan, 7.302%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	8,344,184
Winterfell Financing SARL, Term Loan, 8.032%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,586,550
			$ 51,099,734
Diversified Consumer Services — 1.7%
Ascend Learning LLC:
Term Loan, 7.312%, (SOFR + 3.00%), 12/11/28		9,832	$ 9,831,089
Term Loan - Second Lien, 10.162%, (SOFR + 5.75%), 12/10/29		8,460	8,451,975
Chrysaor Bidco SARL:
Term Loan, 3.50%, 10/30/31(8)		1,791	1,813,894
Term Loan, 7.789%, (SOFR + 3.50%), 7/17/31		24,220	24,527,006
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30		18,114	18,326,686
Project Boost Purchaser LLC:
Term Loan, 7.308%, (SOFR + 3.00%), 7/16/31		13,875	13,997,863
Term Loan - Second Lien, 9.557%, (SOFR + 5.25%), 7/16/32		4,800	4,921,512
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		4,678	4,708,927
Wand NewCo 3, Inc., Term Loan, 7.06%, (SOFR + 2.75%), 1/30/31		16,115	16,134,891
			$ 102,713,843
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 7,791,259
			$ 7,791,259

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 8.682%, (SOFR + 4.00%), 8/14/26	6,439	$ 5,455,888
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(3)	8,830	3,448,274
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(3)	10,172	8,137,709
Level 3 Financing, Inc.:
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/29	5,750	5,836,250
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/30	11,900	12,057,259
Lumen Technologies, Inc.:
Term Loan, 6.776%, (SOFR + 2.35%), 4/15/29	11,969	11,240,273
Term Loan, 6.776%, (SOFR + 2.35%), 4/15/30	11,969	11,184,799
Virgin Media Bristol LLC, Term Loan, 6.921%, (SOFR + 2.50%), 1/31/28	4,843	4,776,318
		$ 62,136,770
Electric Utilities — 0.5%
Kohler Energy Co. LLC, Term Loan, 8.062%, (SOFR + 3.75%), 5/1/31	29,131	$ 29,228,925
		$ 29,228,925
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 5/13/29	1,803	$ 1,816,558
Dynamo Newco II GmbH, Term Loan, 8.262%, (SOFR + 4.00%), 10/1/31	8,150	8,254,012
WEC U.S. Holdings Ltd., Term Loan, 6.587%, (SOFR + 2.25%), 1/27/31	29,267	29,383,992
		$ 39,454,562
Electronic Equipment, Instruments & Components — 1.2%
Chamberlain Group, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 11/3/28	9,563	$ 9,623,205
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28	15,317	15,240,006
II-VI, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 7/2/29	1,286	1,293,435
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31	2,838	2,864,470
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28	2,350	2,356,474
MX Holdings U.S., Inc., Term Loan, 7.317%, (SOFR + 2.75%), 7/31/28	3,300	3,321,050
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29	4,296	4,251,330
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.: (continued)
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29		16,279	$ 16,109,449
Sector Alarm Holding AS, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	522,225
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		20,139	19,120,302
			$ 74,701,946
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(3)		2,471	$ 711,469
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(3)		21,400	6,160,938
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30		6,209	6,249,365
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		18,015	18,161,561
			$ 31,283,333
Engineering & Construction — 1.4%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.50%), 2/2/32		11,060	$ 11,094,284
APi Group DE, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 1/3/29		16,338	16,398,506
Arcosa, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 8/12/31		4,750	4,791,563
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31		10,570	10,513,487
Azuria Water Solutions, Inc., Term Loan, 7.31%, (SOFR + 3.00%), 5/17/28		17,465	17,620,631
Centuri Group, Inc., Term Loan, 6.925%, (SOFR + 2.50%), 8/27/28		6,478	6,531,472
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		21,103	21,316,393
Service Logic Acquisition, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 10/29/27(11)		1,496	1,509,333
			$ 89,775,669
Entertainment — 1.1%
Creative Artists Agency LLC, Term Loan, 7.062%, (SOFR + 2.75%), 10/1/31		4,500	$ 4,520,003
Endeavor Group Holdings, Inc., Term Loan, 1/27/32(9)		18,400	18,446,000
Playtika Holding Corp., Term Loan, 7.176%, (SOFR + 2.75%), 3/13/28		22,962	23,082,347

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 8.312%, (SOFR + 4.00%), 4/5/30		20,978	$ 20,985,706
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	1,524	996,264
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	401,148
			$ 68,431,468
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 1/31/31		7,869	$ 7,884,905
			$ 7,884,905
Financial Services — 2.3%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		31,770	$ 31,945,112
CPI Holdco B LLC:
Term Loan, 6.312%, (SOFR + 2.00%), 5/19/31		15,586	15,602,225
Term Loan, 5/17/31(9)		15,250	15,294,454
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(10)		14,624	2,888,319
Grant Thornton Advisors LLC:
Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31		29,255	29,378,644
Term Loan, 6/2/31(8)		949	952,918
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		11,545	11,644,140
Walker & Dunlop, Inc., Term Loan, 6.662%, (SOFR + 2.25%), 12/16/28		13,798	13,849,993
WEX, Inc., Term Loan, 6.062%, (SOFR + 1.75%), 3/31/28		18,599	18,628,313
			$ 140,184,118
Food Products — 0.8%
Artisan Newco BV, Term Loan, 6.481%, (3 mo. EURIBOR + 3.75%), 2/12/29	EUR	500	$ 523,223
CHG PPC Parent LLC, Term Loan, 7.426%, (SOFR + 3.00%), 12/8/28		6,150	6,199,613
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.15%), 8/2/28		4,577	4,579,724
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28		6,476	3,976,226
Froneri Lux Finco SARL, Term Loan, 6.237%, (SOFR + 2.00%), 9/17/31		8,616	8,643,046
Monogram Food Solutions LLC, Term Loan, 8.426%, (SOFR + 4.00%), 8/28/28		1,747	1,727,415
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		14,032	$ 14,137,330
Simply Good Foods USA, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 3/17/27		1,688	1,700,949
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.70%, (SONIA + 4.75%), 6/28/28	GBP	5,500	6,798,989
			$ 48,286,515
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30		22,406	$ 22,476,042
			$ 22,476,042
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 5/10/27(9)		14,000	$ 14,086,800
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		11,959	11,979,165
Journey Personal Care Corp., Term Loan, 8.062%, (SOFR + 3.75%), 3/1/28		25,813	25,951,437
Medline Borrower LP, Term Loan, 6.562%, (SOFR + 2.25%), 10/23/28		24,241	24,383,337
			$ 76,400,739
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		14,674	$ 14,747,712
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		23,160	21,292,379
Cano Health LLC:
Term Loan, 4.00%, 6/28/28(8)		3,440	3,302,771
Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		1,574	1,514,704
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		5,168	2,655,076
Cerba Healthcare SAS:
Term Loan, 6.425%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	15,825	14,934,911
Term Loan, 6.675%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,600	8,113,164
CHG Healthcare Services, Inc., Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28		7,787	7,851,193
Concentra Health Services, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 7/28/31		4,763	4,777,947
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(10)		10,270	4,172,353
Term Loan, 0.00%, 2/18/27(10)		4,368	4,193,458

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Electron BidCo, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 11/1/28		3,700	$ 3,730,284
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		22,303	22,516,769
Hanger, Inc.:
Term Loan, 3.50%, 10/23/31(8)		1,845	1,865,814
Term Loan, 7.812%, (SOFR + 3.50%), 10/23/31		14,330	14,491,155
IVC Acquisition Ltd.:
Term Loan, 6.736%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	21,680,664
Term Loan, 8.04%, (SOFR + 3.75%), 12/12/28		13,613	13,702,126
MED ParentCo LP, Term Loan, 7.812%, (SOFR + 3.50%), 4/15/31		15,228	15,384,420
Medical Solutions Holdings, Inc.:
Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28		14,982	10,681,222
Term Loan - Second Lien, 11.391%, (SOFR + 7.00%), 11/1/29		9,500	5,050,817
Mehilainen Yhtiot OYJ:
Term Loan, 4.00%, 8/5/31(8)	EUR	1,218	1,272,647
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,475	6,769,595
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,807	7,112,349
Midwest Physician Administrative Services LLC, Term Loan, 7.59%, (SOFR + 3.00%), 3/12/28		9,901	9,354,105
National Mentor Holdings, Inc.:
Term Loan, 8.165%, (SOFR + 3.75%), 3/2/28(11)		20,170	19,991,422
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		572	566,962
Term Loan - Second Lien, 11.679%, (SOFR + 7.25%), 3/2/29		6,475	6,191,719
Pacific Dental Services LLC, Term Loan, 7.049%, (SOFR + 2.75%), 3/15/31		11,066	11,173,110
Phoenix Guarantor, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 2/21/31		21,919	22,031,567
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		9,254	9,322,901
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(8)		1,987	1,995,895
Term Loan, 7.562%, (SOFR + 3.25%), 11/19/31		27,813	27,942,526
Select Medical Corp., Term Loan, 6.333%, (SOFR + 2.00%), 12/3/31		11,867	11,923,901
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 5.00%), 8.09% cash, 1.50% PIK, 6/28/28		2,230	2,076,856
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,711,361
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
TTF Holdings LLC, Term Loan, 8.062%, (SOFR + 3.75%), 7/18/31		18,150	$ 18,161,344
U.S. Anesthesia Partners, Inc., Term Loan, 8.702%, (SOFR + 4.25%), 10/1/28		8,373	8,345,644
			$ 363,602,843
Health Care Technology — 2.0%
athenahealth Group, Inc., Term Loan, 2/15/29(9)		34,875	$ 34,960,269
Certara LP, Term Loan, 7.312%, (SOFR + 3.00%), 6/26/31		9,189	9,240,971
Cotiviti Corp., Term Loan, 7.087%, (SOFR + 2.75%), 5/1/31		14,471	14,588,433
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27		22,122	22,318,039
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		12,195	12,297,614
Project Ruby Ultimate Parent Corp., Term Loan, 7.426%, (SOFR + 3.00%), 3/10/28		9,152	9,204,064
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27		11,298	10,399,669
Waystar Technologies, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/22/29		12,656	12,735,544
			$ 125,744,603
Hotels, Restaurants & Leisure — 5.9%
1011778 BC Unlimited Liability Co., Term Loan, 6.062%, (SOFR + 1.75%), 9/20/30		42,189	$ 42,109,611
Betclic Everest Group, Term Loan, 6.112%, (1 mo. EURIBOR + 3.25%), 12/5/31	EUR	5,725	5,977,068
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31		29,998	30,132,705
Carnival Corp., Term Loan, 6.302%, (SOFR + 2.00%), 10/18/28		30,936	31,103,944
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26		19,928	20,039,628
Fertitta Entertainment LLC, Term Loan, 7.812%, (SOFR + 3.50%), 1/27/29		37,190	37,424,452
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30		40,912	40,999,506
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	13,825	14,425,746
Hilton Domestic Operating Co., Inc., Term Loan, 6.061%, (SOFR + 1.75%), 11/8/30		8,750	8,815,625
Horizon U.S. Finco LP, Term Loan, 9.055%, (SOFR + 4.75%), 10/31/31		13,000	12,991,875
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27		9,975	10,018,242

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
J&J Ventures Gaming LLC, Term Loan, 7.802%, (SOFR + 3.50%), 4/26/30	6,900	$ 6,900,000
Light & Wonder International, Inc., Term Loan, 6.551%, (SOFR + 2.25%), 4/14/29	7,826	7,869,112
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30	23,626	23,750,535
Playa Resorts Holding BV, Term Loan, 7.062%, (SOFR + 2.75%), 1/5/29	48,725	48,964,113
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 12/4/31	19,233	19,262,836
Station Casinos LLC, Term Loan, 6.312%, (SOFR + 2.00%), 3/14/31	5,831	5,849,567
		$ 366,634,565
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	22,937	$ 17,741,893
Hunter Douglas, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 1/20/32	16,167	16,275,159
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27	19,201	18,761,032
Madison Safety & Flow LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/26/31	8,030	8,101,421
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28	2,239	2,242,129
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28	20,627	18,925,194
Tempur Sealy International, Inc., Term Loan, 6.84%, (SOFR + 2.50%), 10/24/31	20,900	21,000,216
		$ 103,047,044
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 6.30%, (SOFR + 2.00%), 12/22/27	6,662	$ 6,674,148
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31	26,633	25,222,620
		$ 31,896,768
Independent Power and Renewable Electricity Producers — 0.9%
Alpha Generation LLC, Term Loan, 7.062%, (SOFR + 2.75%), 9/30/31	4,613	$ 4,644,578
Calpine Construction Finance Co. LP, Term Loan, 6.312%, (SOFR + 2.00%), 7/31/30	10,466	10,489,500
Calpine Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/31	21,153	21,167,680
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, Term Loan, 7.024%, (SOFR + 2.50%), 12/15/31		3,000	$ 3,016,260
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31		13,591	13,704,762
			$ 53,022,780
Industrial Conglomerates — 0.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/31/31		6,325	$ 6,372,437
Ammeraal Beltech Holding BV, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	9,949,735
nVent Electric PLC, Term Loan, 1/30/32(9)		14,300	14,454,225
Rain Carbon GmbH, Term Loan, 7.852%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	14,460,894
			$ 45,237,291
Insurance — 5.0%
Acrisure LLC, Term Loan, 7.312%, (SOFR + 3.00%), 11/6/30		18,403	$ 18,470,869
Alliant Holdings Intermediate LLC, Term Loan, 7.052%, (SOFR + 2.75%), 9/19/31		60,592	60,852,973
AmWINS Group, Inc., Term Loan, 6.56%, (SOFR + 2.25%), 1/30/32		44,960	45,106,073
AssuredPartners, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 2/14/31		31,513	31,573,969
Broadstreet Partners, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 6/13/31		31,790	31,985,283
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,517,947
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30		48,926	49,163,298
Ryan Specialty Group LLC, Term Loan, 6.562%, (SOFR + 2.25%), 9/15/31		15,725	15,815,419
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31		20,618	20,708,537
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32		2,368	2,410,851
USI, Inc.:
Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29		13,933	13,945,639
Term Loan, 6.579%, (SOFR + 2.25%), 9/29/30		16,907	16,926,119
			$ 313,476,977
Interactive Media & Services — 0.2%
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28		3,513	$ 3,420,581

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		11,378	$ 11,406,909
			$ 14,827,490
IT Services — 4.3%
Asurion LLC:
Term Loan, 8.412%, (SOFR + 4.00%), 8/19/28		21,272	$ 21,261,574
Term Loan, 8.662%, (SOFR + 4.25%), 8/19/28		7,245	7,264,629
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/31/28		23,610	23,146,654
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/20/29		4,375	4,266,653
Endure Digital, Inc., Term Loan, 7.94%, (SOFR + 3.50%), 2/10/28		33,313	27,260,980
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27		25,157	24,018,602
Go Daddy Operating Co. LLC, Term Loan, 6.062%, (SOFR + 1.75%), 11/9/29		45,514	45,629,872
Informatica LLC, Term Loan, 6.562%, (SOFR + 2.25%), 10/27/28		33,892	34,145,812
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28		13,723	13,826,628
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31		7,550	7,616,063
Rackspace Finance LLC:
Term Loan, 10.662%, (SOFR + 6.25%), 5/15/28		13,547	14,054,952
Term Loan - Second Lien, 7.162%, (SOFR + 2.75%), 5/15/28		27,472	16,049,715
Sedgwick Claims Management Services, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 7/31/31		14,850	14,951,033
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31		10,950	11,018,438
Virtusa Corp., Term Loan, 7.562%, (SOFR + 3.25%), 2/15/29		1,985	2,003,302
			$ 266,514,907
Leisure Products — 0.9%
Accell Group NV, Term Loan, 7.556%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 568,853
Fender Musical Instruments Corp., Term Loan, 8.412%, (SOFR + 4.00%), 12/1/28		1,222	1,198,956
GSM Holdings, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 9/30/31		9,227	9,073,109
Hayward Industries, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 5/30/28		9,139	9,189,651
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30		22,586	$ 22,854,036
Tait LLC, Term Loan, 8.812%, (SOFR + 4.50%), 10/1/31		12,675	12,855,239
			$ 55,739,844
Life Sciences Tools & Services — 0.7%
Avantor Funding, Inc., Term Loan, 5.225%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	489	$ 510,365
Cambrex Corp., Term Loan, 7.912%, (SOFR + 3.50%), 12/4/26		5,896	5,908,466
Curia Global, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 8/30/26		19,170	18,365,391
LGC Group Holdings Ltd., Term Loan, 5.975%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,174,973
Loire Finco Luxembourg SARL, Term Loan, 7.912%, (SOFR + 3.50%), 4/21/27		3,441	3,444,560
Sotera Health Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 5/30/31		9,975	10,020,735
			$ 42,424,490
Machinery — 6.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.337%, (SOFR + 3.00%), 7/31/28		24,388	$ 24,478,649
Ali Group North America Corp., Term Loan, 6.426%, (SOFR + 2.00%), 7/30/29		14,335	14,409,559
Alliance Laundry Systems LLC, Term Loan, 7.805%, (SOFR + 3.50%), 8/19/31		21,082	21,204,908
Apex Tool Group LLC:
Term Loan, 14.412%, (SOFR + 10.00%), 11.912% cash, 2.50% PIK, 2/8/30		13,893	12,711,929
Term Loan - Second Lien, 11.662%, (SOFR + 7.25%), 7.662% cash, 4.00% PIK, 2/8/29		5,958	5,560,549
Barnes Group, Inc., Term Loan, 1/27/32(9)		15,500	15,552,312
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29		12,407	12,465,754
Conair Holdings LLC, Term Loan, 8.176%, (SOFR + 3.75%), 5/17/28		25,711	23,839,272
CPM Holdings, Inc., Term Loan, 8.837%, (SOFR + 4.50%), 9/28/28		14,900	14,235,587
Crown Equipment Corp., Term Loan, 6.805%, (SOFR + 2.50%), 10/10/31		13,200	13,315,566
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31		8,700	8,765,250
Delachaux Group SA, Term Loan, 6.112%, (3 mo. EURIBOR + 3.50%), 4/16/29	EUR	4,945	5,175,590
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31		13,167	13,229,280

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP: (continued)
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		9,779	$ 9,818,667
Engineered Machinery Holdings, Inc.:
Term Loan, 6.433%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,731	12,259,673
Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28		26,354	26,566,338
Term Loan - Second Lien, 10.59%, (SOFR + 6.00%), 5/21/29		3,700	3,723,692
Term Loan - Second Lien, 11.09%, (SOFR + 6.50%), 5/21/29		1,621	1,631,928
Filtration Group Corp., Term Loan, 7.313%, (SOFR + 3.00%), 10/21/28		3,177	3,206,376
Gates Global LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/4/31		16,958	17,000,742
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28		12,461	12,576,258
INNIO Group Holding GmbH, Term Loan, 6.011%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,321,647
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28		22,731	22,801,955
Pro Mach Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/31/28		6,737	6,799,883
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29		17,878	17,949,055
SPX Flow, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 4/5/29		15,705	15,870,848
TK Elevator Midco GmbH, Term Loan, 6.598%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	11,450	12,001,946
TK Elevator Topco GmbH, Term Loan, 6.223%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,644,743
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30		21,032	21,212,817
Zephyr German BidCo GmbH, Term Loan, 6.182%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	8,850	9,193,525
			$ 392,524,298
Media — 0.6%
Aragorn Parent Corp., Term Loan, 8.311%, (SOFR + 4.00%), 12/15/28		11,237	$ 11,360,645
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31		7,125	7,126,354
Emerald X, Inc., Term Loan, 1/23/32(9)		2,900	2,920,851
Hubbard Radio LLC, Term Loan, 8.812%, (SOFR + 4.50%), 9/30/27		6,646	4,654,415
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29		4,077	3,629,978
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
MJH Healthcare Holdings LLC, Term Loan, 7.662%, (SOFR + 3.25%), 1/28/29		3,035	$ 3,057,511
Sinclair Television Group, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 9/30/26		5,233	5,227,696
			$ 37,977,450
Metals/Mining — 1.5%
AAP Buyer, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 9/9/31		6,025	$ 6,077,719
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)		3,179	3,113,661
Arsenal AIC Parent LLC, Term Loan, 7.562%, (SOFR + 3.25%), 8/18/30		18,196	18,309,330
Minerals Technologies, Inc., Term Loan, 6.311%, (SOFR + 2.00%), 11/26/31		6,475	6,499,281
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29		24,330	24,040,669
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28		6,261	5,885,291
Zekelman Industries, Inc., Term Loan, 6.551%, (SOFR + 2.25%), 1/24/31		28,523	28,505,081
			$ 92,431,032
Oil, Gas & Consumable Fuels — 1.5%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31		7,875	$ 7,953,750
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28		17,573	17,642,482
GIP II Blue Holding LP, Term Loan, 8.062%, (SOFR + 3.75%), 9/29/28		7,145	7,220,013
ITT Holdings LLC, Term Loan, 7.062%, (SOFR + 2.75%), 10/11/30		12,700	12,796,618
Matador Bidco SARL, Term Loan, 8.662%, (SOFR + 4.25%), 7/30/29		40,246	40,640,329
Oxbow Carbon LLC, Term Loan, 7.812%, (SOFR + 3.50%), 5/10/30		7,412	7,439,921
			$ 93,693,113
Passenger Airlines — 0.0%(6)
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31		1,241	$ 1,246,828
			$ 1,246,828
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 7.135%, (6 mo. EURIBOR + 3.75%), 8/22/31	EUR	3,450	$ 3,598,501

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	5,175	$ 5,402,664
Ceva Sante Animale:
Term Loan, 6.183%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	4,775	4,988,609
Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30		5,335	5,378,032
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28		9,086	9,121,689
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		24,483	25,906,311
Nidda Healthcare Holding AG, Term Loan, 7.006%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	11,050	11,543,631
Recipharm AB, Term Loan, 5.955%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,387,939
			$ 69,327,376
Professional Services — 5.0%
AAL Delaware Holdco, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 7/30/31		8,953	$ 9,023,914
Amspec Parent LLC:
Term Loan, 8.579%, (SOFR + 4.25%), 12/22/31		9,837	9,891,998
Term Loan, 12/22/31(8)		1,513	1,521,846
APFS Staffing Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 12/29/28		3,825	3,839,583
Apleona Holding GmbH, Term Loan, 5.312%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	4,275	4,457,305
Camelot U.S. Acquisition LLC, Term Loan, 7.062%, (SOFR + 2.75%), 1/31/31		19,643	19,697,460
CoreLogic, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/2/28		17,113	17,083,300
Term Loan - Second Lien, 10.926%, (SOFR + 6.50%), 6/4/29		1,524	1,489,038
Corporation Service Co., Term Loan, 6.299%, (SOFR + 2.00%), 11/2/29		14,377	14,420,396
Crisis Prevention Institute, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 4/9/31		7,050	7,091,137
EAB Global, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 8/16/28		21,390	21,422,976
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28		23,497	14,901,399
First Advantage Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/31/31		23,831	24,080,224
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		8,891	8,968,637
Galaxy Bidco Ltd., Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	8,682,823
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 8.312%, (SOFR + 4.00%), 9/27/30		5,110	$ 5,146,238
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		6,800	6,868,000
Mermaid Bidco, Inc., Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31		11,519	11,620,290
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29		9,014	7,617,200
PHM Group Holding OYJ, Term Loan, 7.421%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	6,600	6,893,914
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		15,671	15,787,139
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(9)		10,025	9,874,625
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	10,025	10,488,078
Teneo Holdings LLC, Term Loan, 9.062%, (SOFR + 4.75%), 3/13/31		16,091	16,265,234
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		8,125	8,202,431
Trans Union LLC:
Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31		8,578	8,589,169
Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31		33,349	33,400,080
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29		5,384	4,867,535
			$ 312,191,969
Real Estate Management & Development — 0.9%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.062%, (SOFR + 2.75%), 1/31/30		10,554	$ 10,620,171
Term Loan, 7.562%, (SOFR + 3.25%), 1/31/30		7,989	8,049,306
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30		10,523	10,536,253
Homeserve USA Holding Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/21/30		23,894	23,911,881
			$ 53,117,611
Road & Rail — 1.2%
Avis Budget Car Rental LLC, Term Loan, 6.176%, (SOFR + 1.75%), 8/6/27		28,384	$ 28,230,363
Hertz Corp.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28		16,281	14,732,025
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28		3,180	2,877,119
Term Loan, 8.061%, (SOFR + 3.75%), 6/30/28		9,752	8,830,520

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Kenan Advantage Group, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 1/25/29		16,651	$ 16,670,088
			$ 71,340,115
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		20,554	$ 20,558,458
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		7,300	7,073,043
Bright Bidco BV, Term Loan, 12.291%, (3 mo. SOFR + 8.00%), 10/31/27		4,374	1,960,684
MaxLinear, Inc., Term Loan, 6.675%, (SOFR + 2.25%), 6/23/28		3,250	3,144,375
MKS Instruments, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 8/17/29		23,773	23,921,547
			$ 56,658,107
Software — 14.2%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31		67,273	$ 68,005,034
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		14,888	1,023,523
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		10,165	6,251,566
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		16,810	1,260,752
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		18,697	18,799,213
Cegid Group SAS:
Term Loan, 5.862%, (3 mo. EURIBOR + 3.250%), 7/10/28	EUR	4,475	4,656,317
Term Loan, 5.862%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	5,150	5,358,079
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		28,316	27,107,281
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		33,468	33,729,332
Cloudera, Inc.:
Term Loan, 8.162%, (SOFR + 3.75%), 10/8/28		36,296	36,291,686
Term Loan - Second Lien, 10.412%, (SOFR + 6.00%), 10/8/29		4,450	4,338,750
Clover Holdings 2 LLC, Term Loan, 8.428%, (SOFR + 4.00%), 12/9/31		15,050	15,209,906
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(12)		2,937	2,970,268
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		12,840	11,801,216
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 8.176%, (SOFR + 3.75%), 10/16/28		8,043	$ 7,239,962
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		17,650	17,755,635
Drake Software LLC, Term Loan, 8.562%, (SOFR + 4.25%), 6/26/31		25,985	24,458,264
E2open LLC, Term Loan, 7.926%, (SOFR + 3.50%), 2/4/28		19,807	19,782,412
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30		28,515	28,854,089
Epicor Software Corp., Term Loan, 7.062%, (SOFR + 2.75%), 5/30/31		80,203	80,944,166
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27		11,879	11,757,022
Gen Digital, Inc., Term Loan, 6.062%, (SOFR + 1.75%), 9/12/29		28,745	28,791,916
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28		13,213	12,234,533
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28		9,527	4,797,026
IGT Holding IV AB:
Term Loan, 5.833%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	1,255,223
Term Loan, 7.942%, (SOFR + 3.40%), 3/31/28		1,636	1,647,018
iSolved, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 10/15/30		8,242	8,338,858
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27		10,144	7,544,873
Marcel LUX IV SARL:
Term Loan, 6.617%, (1 mo. EURIBOR + 3.75%), 11/9/30	EUR	9,150	9,568,341
Term Loan, 7.90%, (SOFR + 3.50%), 11/9/30		32,028	32,508,312
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29		34,765	34,934,436
Mosel Bidco SE:
Term Loan, 6.965%, (3 mo. EURIBOR + 4.25%), 9/16/30	EUR	1,825	1,911,204
Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30		3,275	3,324,125
N-Able International Holdings II LLC, Term Loan, 7.526%, (SOFR + 2.75%), 7/19/28		1,611	1,620,790
Open Text Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/30		17,992	18,036,071
Polaris Newco LLC:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,046	9,187,380
Term Loan, 8.552%, (SOFR + 4.00%), 6/2/28		7,671	7,689,211
Project Alpha Intermediate Holding, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		15,384	15,551,398

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 8/31/28		12,195	$ 12,282,196
Quartz Acquireco LLC, Term Loan, 7.079%, (SOFR + 2.75%), 6/28/30		7,105	7,154,165
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29		23,815	16,134,764
Questel Unite SAS, Term Loan, 1/30/32(9)	EUR	500	519,997
RealPage, Inc.:
Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28		20,815	20,821,413
Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28		5,450	5,492,346
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28		12,915	7,385,699
Sabre GLBL, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27		1,269	1,235,637
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27		2,231	2,172,847
Term Loan, 8.662%, (SOFR + 4.25%), 6/30/28		1,111	1,085,222
Term Loan, 9.412%, (SOFR + 5.00%), 6/30/28		1,663	1,640,912
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29		22,694	22,750,863
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29		3,103	3,040,507
Skillsoft Corp., Term Loan, 9.675%, (SOFR + 5.25%), 7/14/28		14,715	12,971,301
SolarWinds Holdings, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 2/5/30		28,230	28,442,040
Sophia LP, Term Loan, 7.312%, (SOFR + 3.00%), 10/9/29		26,389	26,578,923
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31		42,057	42,354,702
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29		8,378	8,378,022
Vision Solutions, Inc.:
Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28		38,756	38,513,824
Term Loan - Second Lien, 11.802%, (SOFR + 7.25%), 4/23/29		1,500	1,471,687
			$ 886,962,255
Specialty Retail — 3.2%
Applegreen Ireland, Term Loan, 1/23/32(9)	EUR	1,000	$ 1,046,260
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		7,706	7,729,768
Belron Finance 2019 LLC, Term Loan, 7.273%, (SOFR + 2.75%), 10/16/31		4,988	5,036,752
Boels Topholding BV, Term Loan, 5.79%, (3 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	142,191
EG Group Ltd., Term Loan, 2/7/28(9)		3,450	3,498,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Etraveli Holding AB, Term Loan, 6.823%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	14,622	$ 15,311,118
Great Outdoors Group LLC, Term Loan, 7.552%, (SOFR + 3.25%), 1/16/32		34,825	35,100,603
Harbor Freight Tools USA, Inc., Term Loan, 6.862%, (SOFR + 2.50%), 6/11/31(11)		24,353	24,248,883
Hoya Midco LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/29		4,796	4,809,748
Les Schwab Tire Centers, Term Loan, 6.812%, (SOFR + 2.50%), 4/23/31		39,041	39,192,965
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26		5,900	5,862,746
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		19,213	19,239,719
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28		2,163	2,174,567
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28		6,737	6,762,395
Speedster Bidco GmbH:
Term Loan, 6.569%, (3 mo. EURIBOR + 3.75%), 12/10/31	EUR	11,075	11,585,431
Term Loan, 7.905%, (SOFR + 3.50%), 12/10/31		15,650	15,767,375
			$ 197,509,029
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 7,474,857
			$ 7,474,857
Trading Companies & Distributors — 3.5%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.049%, (SOFR + 1.75%), 6/24/30		40,853	$ 40,899,226
Beacon Roofing Supply, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 5/19/28		7,178	7,209,512
Core & Main LP:
Term Loan, 6.311%, (SOFR + 2.00%), 7/27/28		8,123	8,163,950
Term Loan, 6.311%, (SOFR + 2.00%), 2/9/31		12,880	12,960,845
DXP Enterprises, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 10/11/30		9,036	9,163,892
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(11)		16,550	16,293,993
Park River Holdings, Inc., Term Loan, 7.822%, (SOFR + 3.25%), 12/28/27		3,678	3,611,646
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,519,790

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
PEARLS (Netherlands) Bidco BV, Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	$ 6,257,983
Quimper AB, Term Loan, 6.428%, (3 mo. EURIBOR + 3.75%), 3/15/30	EUR	4,775	4,986,800
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		44,522	37,378,279
White Cap Buyer LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/19/29		35,926	36,049,732
Windsor Holdings III LLC, Term Loan, 7.802%, (SOFR + 3.50%), 8/1/30		15,336	15,487,482
			$ 220,983,130
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.812%, (SOFR + 2.50%), 7/1/31		17,321	$ 17,394,480
			$ 17,394,480
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27		30,917	$ 31,090,421
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		20,304	20,083,945
			$ 51,174,366
Total Senior Floating-Rate Loans (identified cost $6,899,959,689)			$ 6,721,733,323

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(13)	116,878,711	$ 116,878,711
Total Short-Term Investments (identified cost $116,878,711)		$ 116,878,711
Total Investments — 123.7% (identified cost $7,942,458,866)		$ 7,721,753,165
Less Unfunded Loan Commitments — (0.2)%		$ (13,138,981)
Net Investments — 123.5% (identified cost $7,929,319,885)		$ 7,708,614,184
Other Assets, Less Liabilities — (23.5)%		$(1,467,014,990)
Net Assets — 100.0%		$ 6,241,599,194
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $755,285,760 or 12.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(8)	Unfunded or partially unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2025, the total value of unfunded loan commitments is $12,364,826.
(9)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	308,352,975	EUR	297,407,318	Standard Chartered Bank	2/4/25	$ —	$ (177,483)
EUR	20,000,000	USD	21,061,120	HSBC Bank USA, N.A.	2/28/25	—	(290,534)
EUR	20,000,000	USD	21,063,490	HSBC Bank USA, N.A.	2/28/25	—	(292,904)
USD	37,551,325	EUR	35,450,794	Australia and New Zealand Banking Group Limited	2/28/25	734,636	—
USD	36,787,469	EUR	34,744,000	Australia and New Zealand Banking Group Limited	2/28/25	704,806	—
USD	3,712,951	EUR	3,502,000	Citibank, N.A.	2/28/25	76,021	—
USD	36,773,779	EUR	34,744,000	HSBC Bank USA, N.A.	2/28/25	691,117	—
USD	36,798,385	EUR	34,744,000	Standard Chartered Bank	2/28/25	715,723	—
USD	33,124,524	EUR	31,242,000	Standard Chartered Bank	2/28/25	678,792	—
USD	31,806,867	GBP	25,168,155	HSBC Bank USA, N.A.	2/28/25	603,226	—
USD	309,556,820	EUR	297,407,318	Standard Chartered Bank	3/4/25	634,082	—
EUR	17,000,000	USD	17,544,706	Australia and New Zealand Banking Group Limited	3/31/25	137,520	—
EUR	18,000,000	USD	18,571,280	State Street Bank and Trust Company	3/31/25	151,076	—
USD	42,910,254	EUR	40,977,274	Goldman Sachs International	3/31/25	288,525	—
USD	42,413,529	EUR	40,501,300	State Street Bank and Trust Company	3/31/25	286,874	—
USD	28,285,611	EUR	27,000,900	State Street Bank and Trust Company	3/31/25	201,140	—
USD	13,067,695	EUR	12,545,643	State Street Bank and Trust Company	3/31/25	18,584	—
EUR	40,000,000	USD	41,883,552	Bank of America, N.A.	4/30/25	—	(212,317)
EUR	40,000,000	USD	41,874,856	State Street Bank and Trust Company	4/30/25	—	(203,621)
						$5,922,122	$(1,176,859)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $116,878,711, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$90,192,805	$807,276,916	$(780,591,010)	$ —	$ —	$116,878,711	$1,431,302	116,878,711
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 216,940,874	$ —	$ 216,940,874
Common Stocks	1,515,570	51,639,504	23,349,877	76,504,951
Corporate Bonds	—	566,831,053	—	566,831,053
Exchange-Traded Funds	17,999,446	—	—	17,999,446
Preferred Stocks	—	4,864,807	—	4,864,807
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,688,871,186	19,723,156	6,708,594,342
Warrants	—	—	0	0
Short-Term Investments	116,878,711	—	—	116,878,711
Total Investments	$136,393,727	$7,529,147,424	$43,073,033	$7,708,614,184
Forward Foreign Currency Exchange Contracts	$ —	$ 5,922,122	$ —	$ 5,922,122
Total	$136,393,727	$7,535,069,546	$43,073,033	$7,714,536,306

Senior Debt Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (1,176,859)	$ —	$ (1,176,859)
Total	$ —	$ (1,176,859)	$ —	$ (1,176,859)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.